THE WADSWORTH GROUP
915 Broadway
New York, NY 10010
(212) 633-9700




                              August 30, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 10549

          Re: Professionally Managed Portfolios
                 File Nos. 33-12213 and 811-5037

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Titan Financial Services Fund, a series of the above Registrant, does not differ from that contained in Post-Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A. This Amendment was filed electronically on August 29, 2001.

                              Very truly yours,
                              /s/Robin Berger

                              Robin Berger
                              Secretary